DEFERRED TAX ASSETS/ LIABILITIES	6 Months Ended
Jun. 30, 2026
Deferred Tax Assets Liabilities
DEFERRED TAX ASSETS/ LIABILITIES

12. DEFERRED TAX ASSETS/ LIABILITIES

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Deferred tax assets	74	74	57
Deferred tax liabilities	(67)	(67)	(52)
	7	7	5

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant, and equipment	Provisions	Total
	SGD’000	SGD’000	SGD’000
As of January 1, 2025	(31)	5	(26)
Recognized in statements of income	33	-	33
As of December 31, 2025	2	5	7

As of January 1, 2026	2	5	7
Recognized in statements of income	-	-	-
As of June 30, 2026	2	5	7